Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 31, 2018
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MUNICIPAL TRUST
CIK	dei_EntityCentralIndexKey	0000203142
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Sep. 27, 2018
Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2018
Prospectus Date	rr_ProspectusDate	Oct. 01, 2018